Debt (Debt Eliminated in Consolidation) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
HVF II Series 2017-2 Class D Notes
Debt Instrument
Related party transaction, amount	$ 20
HVF II Series 2018-1 Class D Notes
Debt Instrument
Related party transaction, amount	58
HVF II Series 2018-2 Class D Notes
Debt Instrument
Related party transaction, amount	13
HVF II Series 2018-3 Class D Notes
Debt Instrument
Related party transaction, amount	13
HVF II Series 2019-1 Class D Notes
Debt Instrument
Related party transaction, amount	45
HVF II Series 2019-2 Class D Notes
Debt Instrument
Related party transaction, amount	49
Total
Debt Instrument
Related party transaction, amount	$ 198